Statements of changes in equity - USD ($)	Unitholders' Capital	Retained Earnings (Deficit)	Underwriting Commissions and Issue Expenses	Unit Premiums and Reserves	Total
Balance as (in number of units) at Dec. 31, 2016	14,758,966
Balance as at Dec. 31, 2016	$ 147,265,373	$ (28,592,427)	$ (15,143,489)	$ 686	$ 103,530,143
Cost of redemption of Units (note 7) (in number of units)	(1,559,845)
Cost of redemption of Units (note 7)	$ (15,598,450)				(12,565,664)
Cost of redemption of Units (note 7)		3,032,786
Net income for the year		34,302,651			34,302,651
Balance as (in number of units) at Dec. 31, 2017	13,199,121
Balance as at Dec. 31, 2017	$ 131,666,923	8,743,010	(15,143,489)	686	125,267,130
Cost of redemption of Units (note 7) (in number of units)	(3,317,971)
Cost of redemption of Units (note 7)	$ (33,179,710)				(30,268,075)
Cost of redemption of Units (note 7)		2,911,526		109
Net income for the year		6,524,395			6,524,395
Underwriting commissions and issue expenses			(5,645)		(5,645)
Balance as (in number of units) at Dec. 31, 2018	9,881,150
Balance as at Dec. 31, 2018	$ 98,487,213	$ 18,178,931	$ (15,149,134)	$ 795	$ 101,517,805